Subsequent Event (Details)	12 Months Ended			2 Months Ended		0 Months Ended	6 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Feb. 17, 2014 Subsequent Event [Member] USD ($)	Dec. 19, 2013 Jazz Pharmaceuticals Inc [Member] Tender Offer Agreement [Member] USD ($)	Mar. 14, 2014 Jazz Pharmaceuticals Inc [Member] Tender Offer Agreement [Member] Subsequent Event [Member] USD ($)	Sep. 30, 2014 Jazz Pharmaceuticals Inc [Member] Tender Offer Agreement [Member] Subsequent Event [Member] USD ($)
Subsequent Event [Line Items]
Share price (in dollars per share)					$ 57.00
Transaction costs						$ 39,000,000
Investment banker fees paid						18,000,000
Severance costs						11,000,000	5,000,000
Proceeds from stock option exercises	€ 2,449,000	€ 277,000	€ 77,000	$ 13,000,000